Organization and Description of Business - Additional Information (Detail)						6 Months Ended		12 Months Ended
	Jan. 28, 2021 USD ($) $ / shares shares	Oct. 09, 2020 USD ($)	Oct. 06, 2020 USD ($) $ / shares shares	Oct. 02, 2020 Director	Aug. 12, 2019 USD ($) shares	Jun. 30, 2021 USD ($) Year $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Ordinary shares, par value | $ / shares						$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Ordinary shares, issued | shares						85,564,605	85,564,605	85,564,605	85,564,605
Business combination, cash								$ 0	$ 0	$ 10,000,000
Repayments On Loans								300,000
TPG Pace Tech Opportunities Corp [Member]
Entity incorporation date						Jul. 11, 2019
Gross proceeds from stock issued							$ 25,000	$ 0
Public offering closing date			Oct. 09, 2020
Number of independent directors						4		4
Proceeds from issuance of public offering		$ 450,000,000					0	$ 450,000,000
Payments for net of underwriting discount						$ 9,000,000		$ 9,000,000
Percentage obligation to redeem public shares						100.00%		100.00%
Remaining Proceeds Held Outside Trust Account						$ 2,000,000		$ 2,000,000
Trust account amount, price per public share | $ / shares						$ 10.00		$ 10.00
Business combination condition, description						The Company has 24 months from the Close Date to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.		The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease alloperations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Business combination, aggregate consideration	$ 1,250,000,000
Business combination, cash payments in excess of amount available	$ 250,000,000
Business combination, equity consideration, per share | $ / shares	$ 10.00
Business combination, cash	$ 265,000,000
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date	5 years
Warrant holder entitled to purchase common stock percentage						0.20%
Warrant holder entitled to purchase common stock per one share						1.00%
Repayments On Loans						$ 300,000
Proceeds from Issuance of Private Placement		11,000,000	$ 11,000,000				$ 0	$ 11,000,000
TPG Pace Tech Opportunities Corp [Member] | Warrant [Member]
Class of warrants price | $ / shares	$ 11.50
Ownership percentage	90.00%
TPG Pace Tech Opportunities Corp [Member] | Warrant [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member]
Class of warrants price | $ / shares	$ 11.50
TPG Pace Tech Opportunities Corp [Member] | Member Units [Member]
Ownership percentage	60.00%
TPG Pace Tech Opportunities Corp [Member] | IPO [Member]
Proceeds from issuance of public offering			450,000,000
Payments for net of underwriting discount		9,000,000
Newly issued shares | shares						45,000,000		45,000,000
Class of warrants price | $ / shares						$ 11.50		$ 11.50
Operational funds deposited in trust account		$ 2,000,000				$ 2,000,000
TPG Pace Tech Opportunities Corp [Member] | Private Placement [Member]
Proceeds from issuance of warrants			$ 11,000,000
TPG Pace Tech Opportunities Corp [Member] | Private Placement [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member]
Aggregate warrants | shares			7,333,333
Class of warrants price | $ / shares			$ 1.50			$ 1.50		$ 1.50
Proceeds from issuance of warrants			$ 11,000,000			$ 11,000,000		$ 11,000,000
TPG Pace Tech Opportunities Corp [Member] | Maximum [Member]
Net interest to pay dissolution expenses						$ 100,000		$ 100,000
Business combination, cash payments in excess of amount available	$ 388,200,000
TPG Pace Tech Opportunities Corp [Member] | Minimum [Member]
Percentage of trust account balance equal to target businesses fair market value						80.00%		80.00%
Intangible assets net of deferred underwriting commission						$ 5,000,001		$ 5,000,001
TPG Pace Tech Opportunities Corp [Member] | Waiver Agreement [Member]
Shares agreed to forfeit | shares	2,000,000
Warrants agreed to forfeit | shares	2,444,444
Earn-out consideration subject to forfeiture if achievement of stock price thresholds are not met within closing date	5 years
Class B Common Stock | TPG Pace Tech Opportunities Corp [Member]
Ordinary shares, par value | $ / shares	$ 0.0001
Class A Ordinary Shares | Maximum [Member]
Aggregate warrants | shares								36,333,333
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member]
Ordinary shares, par value | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued | shares						0	0	0	0
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member] | IPO [Member]
Ordinary shares, par value | $ / shares						$ 0.0001		$ 0.0001
Newly issued shares | shares						45,000,000		45,000,000
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member] | Maximum [Member]
Aggregate warrants | shares						36,333,333
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member] | Waiver Agreement [Member]
Number of shares thresholds under forward purchase agreement | shares	15,000,000
Shares agreed to forfeit if threshold not achieved | shares	4,000,000
Class A Ordinary Shares | TPG Pace Tech Opportunities Corp [Member] | Subscription Agreement [Member]
Gross proceeds from stock issued	$ 150,000,000
Newly issued shares | shares	15,000,000
Common Class F [Member] | TPG Pace Tech Opportunities Corp [Member]
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued | shares						11,250,000	20,000,000	11,250,000	20,000,000
Common stock issued, value						$ 25,000		$ 25,000
Common Class F [Member] | TPG Pace Tech Opportunities Corp [Member] | TPG Pace Tech Opportunities Sponsor, Series LLC [Member]
Number of independent directors | Director				4
Newly issued shares | shares					20,000,000
Common stock issued, value					$ 25,000			$ 25,000
TPG Pace Tech Opportunities Corp [Member]
Business acquisition, Date of acquisition agreement						Jan. 28, 2021
Additional equity issued | shares	4,000,000